Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 338,084	$ 312,709
Operating cost and expenses
Integrated service cost		(154,286)	(158,843)
Promotional service and selling expenses		(160,976)	(134,528)
General and administrative expenses		(17,678)	(44,079)
Research and development expenses		(3,437)	(33,625)
Total operating costs and expenses		(336,377)	(371,075)
Total other income (expenses), net	[1]	(4,993)	(2,276)
Segment (loss) income before tax		(3,286)	(60,642)
Auto eInsurance service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		149,243	119,108
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(147,332)	(118,789)
General and administrative expenses		(3,462)	(3,468)
Research and development expenses		(707)	(44)
Total operating costs and expenses		(151,501)	(122,301)
Total other income (expenses), net	[1]	(36)	(281)
Segment (loss) income before tax		(2,294)	(3,474)
Technology service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		36,549	34,046
Operating cost and expenses
Integrated service cost		(19,960)	(20,964)
Promotional service and selling expenses		(8,940)	(12,044)
General and administrative expenses		(847)	(1,635)
Research and development expenses		(1,210)	(1,037)
Total operating costs and expenses		(30,957)	(35,680)
Total other income (expenses), net	[1]	(157)	(217)
Segment (loss) income before tax		5,435	(1,851)
Auto service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		152,292	159,555
Operating cost and expenses
Integrated service cost		(134,326)	(137,879)
Promotional service and selling expenses		(4,704)	(3,695)
General and administrative expenses		(11,022)	(6,475)
Research and development expenses		(1,520)	(1,524)
Total operating costs and expenses		(151,572)	(149,573)
Total other income (expenses), net	[1]	(1,584)	(1,322)
Segment (loss) income before tax		(864)	8,660
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses
General and administrative expenses		(2,347)	(32,501)
Research and development expenses			(31,020)
Total operating costs and expenses		(2,347)	(63,521)
Total other income (expenses), net	[1]	(3,216)	(456)
Segment (loss) income before tax		$ (5,563)	$ (63,977)

[1]	Included net of financial expenses, investment income and others.